UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A
Amendment No.1

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from January 1, 2016 to January 31, 2016
Commission File Number of issuing entity: 333-205966-02
Central Index Key Number of issuing entity: 0001663129
Ford Credit Auto Owner Trust 2016-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-205966
Central Index Key Number of depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of sponsor: 000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Sumito Mulchandani, Phone: 313-206-8999
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-0549190
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2a Notes			X
Class A-2b Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE

This distribution report on Form 10-D/A and the attached Exhibit 99 amends and restates in its entirety the distribution report on Form 10-D and Exhibit 99 filed by the issuing entity with the U.S. Securities and Exchange Commission on February 24, 2016 (the "Original Report").

Due to an administrative error, there was an overpayment of one day worth of interest on the February 2016 Payment Date on the Class A-2a Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes and Class C Notes, and a resulting underpayment of principal on the Class A-1 Notes. These payments of interest were calculated using an incorrect day count for the related Interest Period. The overpayments of interest on the Class A-2a Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes and Class C Notes were in the amounts of $6,222.22, $11,784.11, $4,568.00, $1,701.81 and $1,280.54, respectively. The aggregate amount of such overpayments, or $25,556.68, would otherwise have been paid as principal to the Noteholders of the Class A-1 Notes on the February 2016 Payment Date. This distribution report on Form 10-D/A attaches a corrected  Exhibit 99.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2016-A Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Owner Trust 2016-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Sumito Mulchandani
Sumito Mulchandani
Assistant Treasurer
Date: September 14, 2016

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2016-A Monthly Investor Report

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